K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

January 29, 2018

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Income Funds
File Nos. 002-89287 and 811-03967
Post-Effective Amendment No. 89

Ladies and Gentlemen:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of First Investors Income Funds (“Trust”) is Post-Effective Amendment No. 89 to the Trust’s currently effective Registration Statement on Form N-1A relating to the First Investors Balanced Income Fund, First Investors Floating Rate Fund, First Investors Fund For Income, First Investors Government Fund, First Investors Government Cash Management Fund, First Investors International Opportunities Bond Fund, First Investors Investment Grade Fund, First Investors Limited Duration Bond Fund, and First Investors Strategic Income Fund (the “Funds”) under the 1933 Act.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to: (1) address comments received from the Securities and Exchange Commission (“SEC”) Staff regarding the First Investors Balanced Income Fund, First Investors Investment Grade Fund and First Investors Limited Duration Bond Fund included in Post-Effective Amendment No. 87 to the Trust’s Registration Statement; (2) update the Funds’ financial statements; and (3) make other non-material changes to the Funds’ prospectus and statement of additional information.

The Trust elects that this filing become effective on January 31, 2018, pursuant to Rule 485(b) under the 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber
Attachments

cc:	Mary Carty
Mary Najem
Foresters Investment Management Company, Inc.